RELATED PARTY TRANSACTIONS (Narrative) (Details) - CAD ($)			12 Months Ended
	Apr. 08, 2021	Jul. 06, 2020	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Number of units issued	1,735,199	3,416,666
Proceeds from issuance of units	$ 4,337,998	$ 2,050,000	$ 2,329,270	$ 2,050,000
Officers and directors [Member]
Disclosure of transactions between related parties [line items]
Number of units issued			36,000
Proceeds from issuance of units			$ 90,000